Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Statutory income tax rate, percentage	25.00%	25.00%	25.00%
Income tax rate while preferential tax rates	25.00%
Income tax rate	15.00%
Statutory income tax rate	15.00%
Subject to income tax rate	25.00%
Decreased income taxes (in Dollars)	$ 286,342	$ 477,154	$ 662,675
Tax benefit net loss per share basic and diluted (in Dollars per share)	$ 0.1	$ 2.4	$ 139.2
Net operating loss carryforwards (in Dollars)	$ 15,400,000
Valuation allowance against deferred tax assets (in Dollars)	$ 3,464,740	$ 2,932,049
Singapore [Member]
Taxes [Line Items]
Statutory income tax rate, percentage	17.00%
Minimum [Member]
Taxes [Line Items]
Value add tax standard rates	3.00%
Maximum [Member]
Taxes [Line Items]
Value add tax standard rates	13.00%